De-Spac Transaction (Details) - Schedule of Reconciles the Elements of Fair Value - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value of identifiable net assets of MBSC
Marketable securities held in Trust Account	$ 10,485
Prepaid expenses and deposits	8
Accounts payable and accrued liabilities	(16,262)
Warrant liability	(17,960)
Other liability	(5,369)
Deferred underwriting fee	(13,422)
Taxes payable	(1,063)
Fair value of identifiable net assets of MBSC	(43,583)
Total listing expense	106,542
Class B Common Stock [Member]
Schedule of Reconciles the Elements of Fair Value [Line Items]
MBSC Class common shares	53,454
Class A Common Stock [Member]
Schedule of Reconciles the Elements of Fair Value [Line Items]
MBSC Class common shares	$ 9,505